POST-EMPLOYMENT BENEFITS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
POST-EMPLOYMENT BENEFITS
Expenses for defined contribution plans	€ 1,677	€ 1,552	€ 1,528